UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan               St. Helena, CA
-----------------------        --------------------------        ---------------
    [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             none
                                          --------------

Form 13F Information Table Entry Total:         58
                                          --------------

Form 13F Information Table Value Total:      154,458
                                          --------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file member(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

AS OF 09/30/09
Name of Issuer         SYMBOL        Class       Cusip      Market Value    Total Shares  09/30/09 PRICE   Discretion   Voting Auth
ABBOTT LABS            ABT           com        00282410       $4,417         89,284.00        $49.47         sole         none
BANK OF AMERICA        BAC           com        06050510       $2,236        132,129.00        $16.92         sole         none
BANK OF AMER CRP       BAC E         com        06050581       $1,675        106,020.00        $15.80         sole         none
FRANKLIN RES INC       BEN           com        35461310       $2,116         21,029.00       $100.60         sole         none
BROWN-FORMAN -B        BF/B          com        11563720       $3,981         82,559.00        $48.22         sole         none
SOTHEBY'S              BID           com        83589810       $1,225         71,108.00        $17.23         sole         none
BP PLC-ADR             BP            com        05562210         $463          8,692.00        $53.23         sole         none
BRE PROPERTIES         BRE           com        05564E10       $1,150         36,757.00        $31.30         sole         none
BERKSHIRE HATH-B       BRK/B         com        08467020         $598               180     $3,323.00         sole         none
CATERPILLAR INC        CAT           com        14912310       $1,579         30,767.00        $51.33         sole         none
CBS CORP-B             CBS           com        12485720       $2,130        176,774.00        $12.05         sole         none
CHEVRON CORP           CVX           com        16676410       $2,468         35,037.00        $70.43         sole         none
DOMINION RES/VA        D             com        25746U10       $1,724         49,978.00        $34.50         sole         none
DEERE & CO             DE            com        24419910         $398          9,266.00        $42.92         sole         none
WALT DISNEY CO         DIS           com        25468710       $3,398        123,761.00        $27.46         sole         none
CONS EDISON INC        ED            com        20911510         $221          5,400.00        $40.94         sole         none
EQUIFAX INC            EFX           com        29442910         $933         32,003.00        $29.14         sole         none
EQUITY ONE INC         EQY           com        29475210       $1,922        122,650.00        $15.67         sole         none
ENTERCOM COMM-A        ETM           com        29363910         $833        163,317.00         $5.10         sole         none
FIRSTENERGY CORP       FE            com        33793210       $1,367         29,906.00        $45.72         sole         none
FIRST LITCH FIN        FLFL          com        32072410         $261         40,094.00         $6.50         sole         none
FPL GROUP INC          FPL           com        30257110         $860         15,576.00        $55.23         sole         none
GENERAL ELECTRIC       GE            com        36960410       $4,619        281,283.00        $16.42         sole         none
GRACO INC              GGG           com        38410910       $1,049         37,626.00        $27.87         sole         none
GOVERNMENT PROPE       GOV           com        38376A10       $1,823         75,928.00        $24.01         sole         none
IBM                    IBM           com        45920010       $2,540         21,238.00       $119.61         sole         none
JOHNSON&JOHNSON        JNJ           com        47816010      $15,780        259,159.00        $60.89         sole         none
JPMORGAN CHASE         JPM           com        46625H10       $2,696         61,520.00        $43.82         sole         none
KRAFT FOODS INC        KFT           com        50075N10       $3,350        127,517.00        $26.27         sole         none
KIMBERLY-CLARK         KMB           com        49436810       $1,009         17,114.00        $58.98         sole         none
KINDER MORGAN EN       KMP           com        49455010         $547         10,120.00        $54.02         sole         none
COCA-COLA CO           KO            com        19121610       $3,422         63,726.00        $53.70         sole         none
LABORATORY CP          LH            com        50540R40       $1,549         23,579.00        $65.70         sole         none
LOWE'S COS INC         LOW           com        54866110         $495         23,622.00        $20.94         sole         none
MASCO CORP             MAS           com        57459910       $3,829        296,349.00        $12.92         sole         none
MCDONALDS CORP         MCD           com        58013510       $1,940         34,000.00        $57.07         sole         none
3M CO                  MMM           com        88579Y10       $1,384         18,749.00        $73.80         sole         none
ALTRIA GROUP INC       MO            com        02209S10       $4,462        250,548.00        $17.81         sole         none
OXFORD INDS INC        OXM           com        69149730       $6,456        327,738.00        $19.70         sole         none
PAYCHEX INC            PAYX          com        70432610         $206          7,100.00        $29.05         sole         none
PEPSICO INC            PEP           com        71344810       $6,741        114,913.00        $58.66         sole         none
PROCTER & GAMBLE       PG            com        74271810         $873         15,074.00        $57.92         sole         none
PROGRESS ENERGY        PGN           com        74326310       $2,398         61,385.00        $39.06         sole         none
PHILIP MORRIS          PM            com        71817210      $10,010        205,369.00        $48.74         sole         none
SCANA CORP             SCG           com        80589M10       $2,685         76,935.00        $34.90         sole         none
SCRIPPS NET-CL A       SNI           com        81106510         $956         25,873.00        $36.95         sole         none
STAPLES INC            SPLS          com        85503010         $741         31,917.00        $23.22         sole         none
CONSTELLATION-A        STZ           com        21036P10       $2,488        164,209.00        $15.15         sole         none
AT&T INC               T             com        00206R10       $1,377         50,998.00        $27.01         sole         none
THOR INDUSTRIES        THO           com        88516010         $964         31,633.00        $30.47         sole         none
T ROWE PRICE GRP       TROW          com        74144T10       $1,428         31,251.00        $45.70         sole         none
TRAVELERS COS IN       TRV           com        89417E10       $2,412         48,998.00        $49.23         sole         none
VERIZON COMMUNIC       VZ            com        92343V10       $2,760         91,174.00        $30.27         sole         none
WESTAMERICA BANC       WABC          com        95709010       $9,578        184,194.00        $52.00         sole         none
WINDSTREAM CORP        WIN           com        97381W10         $795         78,478.00        $10.13         sole         none
WEINGARTEN RLTY        WRI           com        94874110       $1,047         52,547.00        $19.92         sole         none
WYETH                  WYE           com        98302410       $7,217        148,567.00        $48.58         sole         none
EXXON MOBIL CORP       XOM           com        30231G10       $6,877        100,239.00        $68.61         sole         none
                                                              154,458